Deferred Income Taxes (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Deferred Income Taxes [Abstract]
Schedule of Major Components of the Deferred Tax Assets and Liabilities	The major components of the deferred tax assets and liabilities at September 30, 2023 and December 31, 2022 consisted of the following:
	September 30, 2023	December 31, 2022
Deferred tax assets
Inventory obsolescence	$289,000	$93,000
Reserves	86,000	-
Business interest limitations	2,750,000	1,707,000
Lease liabilities	533,000	650,000
Other	45,000	75,000
Loss carryforward	1,475,000	285,000
Valuation allowance	(2,698,000)	-
Total deferred tax asset	2,480,000	2,810,000

Deferred tax liabilities
Fixed assets	(430,000)	(418,000)
Right-of-use assets	(508,000)	(628,000)
Intangibles	(2,126,000)	(2,363,000)
Total deferred tax liability	(3,064,000)	(3,409,000)
Total deferred tax liability, net	$(584,000)	$(599,000)
The major components of deferred tax assets and liabilities are as follows:
	December 31, 2022	December 31, 2021
Deferred tax assets
Inventory obsolescence	$93,000	$107,000
Sales return reserve	-	-
Business interest limitation	1,707,000	481,000
Lease liability	650,000	712,000
Other	75,000	135,000
Loss carryforward	285,000	153,000
Valuation Allowance	-	-
Total deferred tax assets	$2,810,000	$1,588,000

Deferred tax liabilities
Fixed assets	$(418,000)	$(230,000)
Right of Use Assets	(628,000)	(706,000)
Intangibles	(2,363,000)	(2,722,000)
Total deferred tax liabilities	$(3,409,000)	$(3,658,000)

Total net deferred income tax assets (liabilities)	$(599,000)	$(2,070,000)

Schedule of Provision of Income Taxes	The components for the provision of income taxes include:
	December 31, 2022	December 31, 2021
Current Federal and State	$(206,000)	$143,000
Deferred Federal and State	(1,471,000)	75,300
Total (benefit) provision for income taxes	$(1,677,000)	$218,300

Schedule of Reconciliation of the Statutory US Federal Income Tax Rate	A reconciliation of the statutory US Federal income tax rate to the Company’s effective income tax rate is as follows:
	December 31, 2022	December 31, 2021
Federal tax	21.0%	21.0%
State tax	1.1%	1.7%
Permanent items	(3.1)%	(5.0)%
Measurement Period Adjustment	-	(16.9)%
Valuation Allowance	-	2.3%
Other	(5.5)%	(6.5)%
Effective income tax rate	13.5%	(3.4)%

Schedule of Prepaid and Deferred Tax Assets and Liabilities	Following is a summary of prepaid and deferred tax assets and liabilities for December 31, 2022 and 2021:
	As of December 31,
	2022	2021
Prepaid income taxes (accrued tax liability)	$122,000	$(175,000)
Deferred tax liability	$(599,000)	$(2,070,000)
	Years Ended December 31,
	2022	2021
Income tax expense	$1,677,000	$218,000